STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,254,789)	$ (48,837,295)
Depreciation and amortization	5,206,900	6,036,740
Non-cash interest expense		50,596
Common stock issued for services	352,667	625,000
Bad debt expense and other	160,511	135,990
Share-based payments	2,764,669	5,100,883
Goodwill impairment		25,919,000
Deferred income tax benefits	(141,269)	(2,618,723)
Impairment of intangible assets investments	3,493,729	12,196,269
Fair value adjustment of acquisition related contingent consideration		(12,199,730)
Changes in operating assets and liabilities:
Accounts receivable	1,260,998	2,107,664
Prepaid expenses and other current assets	(356,522)	499,163
Deposits	(75,456)	(127,689)
Accounts payable and accrued liabilities	(386,246)	3,213,421
Deferred revenue	(44,249)	(198,522)
Long-term liabilities	(27,204)	(31,276)
NET CASH USED IN OPERATING ACTIVITIES	(11,704,301)	(13,086,785)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of patents	(43,542)	(864,092)
Cash paid for patent defense costs	(428,562)	(3,040,838)
Cash paid for acquisition related contingent consideration		(3,242,268)
Cash paid for long-term investment		(200,000)
Additions to property and equipment	(360,354)
NET CASH USED IN INVESTING ACTIVITIES	(832,458)	(7,347,198)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net	8,973,965	12,093,189
Proceeds received from line of credit	2,210,045
Proceeds received from issuance of short-term debt		450,000
Payments on short-term debt		(450,000)
Proceeds received from the exercise of stock options and warrants, net	2,500	1,264,660
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,186,510	13,357,849
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,350,249)	(7,076,134)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,352,691	11,428,825
CASH AND CASH EQUIVALENTS, END OF YEAR	3,002,442	4,352,691
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	52,638	14,854
Income taxes paid		39,315
Non-cash activity
Stock issued for underwriting services	166,526
Stock issued for asset purchase		3,813,953
Acquisition related contingent consideration settled in stock		$ 10,558,502